Financial risk management and impairment of financial assets (Details) £ in Thousands, $ in Thousands	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 GBP (£)
Financial risk management and impairment of financial assets
Restricted cash	£ 8,235
USD
Financial risk management and impairment of financial assets
Cash deposits held | $		$ 47,999
Credit risk
Financial risk management and impairment of financial assets
Maximum exposure to credit risk	9,248		£ 672
Credit risk | Trade receivables
Financial risk management and impairment of financial assets
Allowance account for credit losses of financial assets	£ 0		£ 0